Document and Entity Information	Sep. 02, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001687932
Document Type	8-K
Document Period End Date	Sep. 02, 2026
Entity Registrant Name	J.JILL, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38026
Entity Tax Identification Number	45-1459825
Entity Address, Address Line One	4 Batterymarch Park
Entity Address, City or Town	Quincy
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02169
City Area Code	(617)
Local Phone Number	376-4300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	JILL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false